CONVERTIBLE DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE DEBT
Beginning balance convertible notes	$ 0	$ 100,000	$ 100,000
New notes	0
Payments	0	(100,000)
Conversion to common stock	0
Subtotal notes	0	0
Debt discount at year end	0	0
Convertible note payable net of discount	$ 0	$ 0